Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Revenue

Note 5.  Revenue

Management recognizes revenue in accordance with ASC 606 on the basis of its satisfaction of outstanding performance obligations. Management typically fulfills its performance obligations over time, either over the course of a single treatment (“FFS”), a month (capitation), or a number of months (clinical research). Management also has revenue that is satisfied at a point in time (dispensary).

Disaggregation of Revenue

The Company categorizes revenue based on various factors such as the nature of contracts, payors, order to billing arrangements, and cash flows received by the Company, as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2021	2020	2021	2020
Patient services
Capitated revenue	$14,124,468	$9,720,441	$39,351,829	$26,177,975
FFS revenue	18,842,933	19,943,443	53,023,939	60,807,538
Subtotal	32,967,401	29,663,884	92,375,768	86,985,513
Dispensary revenue	17,918,035	16,162,528	53,317,877	46,347,096
Clinical research trials & other revenue	1,389,522	1,423,032	5,004,889	5,216,372
Total	$52,274,958	$47,249,444	$150,698,534	$138,548,981

Refer to Note 20 for segment reporting for disaggregation of revenue by reporting segment.

Contract Asset and Liabilities

Under ASC 606, contract assets represent rights to payment for performance contingent on something other than the passage of time and accounts receivable represent rights to payment for performance that are only contingent upon the passage of time. The Company does not have any contract assets as of September 30, 2021 and December 31, 2020. Refer to Note 4 for accounts receivable as of September 30, 2021 and December 31, 2020.

Contract liabilities represent cash that has been received for contracts, but for which performance is still unsatisfied. As of September 30, 2021 and December 31, 2020, contract liabilities amounted to $370,000 and $370,000, respectively. Contract liabilities are presented as “deferred revenue and refund liabilities” under accrued expenses and other current liabilities, refer to Note 9.

Remaining Unsatisfied Performance Obligations

The accounting term for the Company’s contracts do not extend past a year in duration. Additionally, the Company applies the ‘as invoiced’ practical expedient to its clinical research contracts.

Note 5. Revenue

Management recognizes revenue in accordance with ASC 606 on the basis of its satisfaction of outstanding performance obligations. Management typically fulfills its performance obligations over time, either over the course of a single treatment (FFS), a month (capitation), or a number of months (clinical research). Management also has revenue that is satisfied at a point in time (dispensary). See Note 2 for summary of the Company’s policies and significant assumptions related to revenue recognition.

Disaggregation of Revenue

The Company categorizes revenue based on various factors such as the nature of contracts, payors, order to billing arrangements, and cash flows received by the Company, as follows:

			Period from	Period from
			September 20,	January 1,
	Year Ended	Year Ended	2018 through	2018 through
	December 31,	December 31,	December 31,	September 19,
	2020	2019	2018	2018
			Successor	Predecessor
Patient services
Capitated revenue	$37,381,005	$31,229,328	$8,947,525	$20,560,867
FFS revenue	79,435,792	66,395,553	12,337,260	27,966,161
Subtotal	116,816,797	97,624,881	21,284,785	48,527,028
Dispensary revenue	63,889,875	49,953,992	13,201,609	26,757,955
Clinical research trials and other revenue	6,807,989	7,826,311	2,872,995	515,742
Total	$187,514,661	$155,405,184	$37,359,389	$75,800,725

Refer to Note 20 for Segment Reporting for disaggregation of revenue by reporting segment.

Contract Asset and Liabilities

Under ASC 606, contract assets represent rights to payment for performance contingent on something other than the passage of time and accounts receivable are rights to payment for performance without contingencies. The Company does not have any contract assets as of December 31, 2020 and 2019. Refer to Note 4 for accounts receivable as of December 31, 2020 and 2019.

Contract liabilities represent cash that has been received for contracts, but for which performance is still unsatisfied. As of December 31, 2020 and 2019, contract liabilities amounted to $370,000 and $210,000, respectively. Contract liabilities are presented as “deferred revenue and refund liabilities” under accrued expenses and other current liabilities, refer to Note 9.

Remaining Unsatisfied Performance Obligations

The accounting terms for the Company’s patient services and dispensary contracts do not extend past a year in duration. Additionally, the Company applies the ‘as invoiced’ practical expedient to its clinical research contracts.